Business and Credit Concentrations	12 Months Ended
Dec. 31, 2013
Business And Credit Concentrations [Abstract]
Business and Credit Concentrations
(24) Business and Credit Concentrations

(a) Almost all of the Group’s customers are located in the PRC. There is no individual customer with gross revenue more than 10% of total gross revenue during the year ended December 31, 2013, 2012 and 2011.

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2013 and 2012.

Percentage of accounts receivable outstanding (%) December 31, 2013
Eternal Electronic Material (Guangzhou) Co., Ltd.	39.0%

Percentage of accounts receivable outstanding (%) December 31, 2012
Eternal Electronic Material (Guangzhou) Co., Ltd.	29.5%
Kurz Production (M) SDN BHD MY	11.7%
Celplast Metallized Products Limited	10.6%
Leonhard Kurz Stiftung & Co. KG	10.4%

(b) The Group purchased a significant portion of PET resin required for the production of BOPET film from Sinopec Yizheng Chemical Fibre Company Limited (“Sinopec Yizheng”) during the year ended December 31, 2013, 2012 and 2011. The Group believes that there are a limited number of suppliers in the PRC with the ability to consistently supply PET resin that meets the Group’s quality standards and requirements. Currently, the Group has an annual supply agreement with Sinopec Yizheng pursuant to which Sinopec Yizheng has agreed to supply fixed quantities of PET resin to the Group on a monthly basis at the prevailing market prices. The terms of such supply agreement are reviewed annually. Although the Group believes that it maintains a good relationship with its major suppliers, there can be no assurance that Sinopec Yizheng will continue to sell to the Group under normal commercial terms as and when needed.

The following are the vendors that supplied10% or more of our raw materials for each of the year ended December 31, 2013, 2012 and 2011:

			Percentage of total purchases (%)
Supplier	Item	2013	2012	2011
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	56.7	36.4	43.8
Jiangyin Huaxing Compound Co., Ltd.	PET resin	4.1	16.5	11.0

The balance of advance to supplier to Sinopec Yizheng and Jiangyin Huaxing was RMB1,928 and RMB23 as of December 31, 2013, respectively.

The balance of advance to supplier to Sinopec Yizheng and Jiangyin Huaxing was RMB6,202 and RMB3,069 as of December 31, 2012, respectively.

The balance of advance to supplier to Sinopec Yizheng and Jiangyin Huaxing was RMB1,860 and RMB2,473 as of December 31, 2011, respectively.